CASH FLOWS STATEMENTS - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2015		Jun. 30, 2014		Jun. 30, 2013
Operations
Net income	$ 12,193	[1]	$ 22,074	[2]	$ 21,863
Adjustments to reconcile net income to net cash from operations:
Goodwill and asset impairments	7,498		0		0
Depreciation, amortization, and other	5,957		5,212		3,755
Stock-based compensation expense	2,574		2,446		2,406
Net recognized losses (gains) on investments and derivatives	(443)		(109)		80
Excess tax benefits from stock-based compensation	(588)		(271)		(209)
Deferred income taxes	224		(331)		(19)
Deferral of unearned revenue	45,072		44,325		44,253
Recognition of unearned revenue	(44,920)		(41,739)		(41,921)
Changes in operating assets and liabilities:
Accounts receivable	1,456		(1,120)		(1,807)
Inventories	(272)		(161)		(802)
Other current assets	62		(29)		(129)
Other long-term assets	346		(628)		(478)
Accounts payable	(1,054)		473		537
Other current liabilities	(624)		1,075		146
Other long-term liabilities	1,599		1,014		1,158
Net cash from operations	29,080		32,231		28,833
Financing
Proceeds from issuance of short-term debt, maturities of 90 days or less, net	4,481		500		0
Proceeds from issuance of debt	10,680		10,350		4,883
Repayments of debt	(1,500)		(3,888)		(1,346)
Common stock issued	634		607		931
Common stock repurchased	(14,443)		(7,316)		(5,360)
Common stock cash dividends paid	(9,882)		(8,879)		(7,455)
Excess tax benefits from stock-based compensation	588		271		209
Other	362		(39)		(10)
Net cash used in financing	(9,080)		(8,394)		(8,148)
Investing
Additions to property and equipment	(5,944)		(5,485)		(4,257)
Acquisition of companies, net of cash acquired, and purchases of intangible and other assets	(3,723)		(5,937)		(1,584)
Purchases of investments	(98,729)		(72,690)		(75,396)
Maturities of investments	15,013		5,272		5,130
Sales of investments	70,848		60,094		52,464
Securities lending payable	(466)		(87)		(168)
Net cash used in investing	(23,001)		(18,833)		(23,811)
Effect of exchange rates on cash and cash equivalents	(73)		(139)		(8)
Net change in cash and cash equivalents	(3,074)		4,865		(3,134)
Cash and cash equivalents, beginning of period	8,669		3,804		6,938
Cash and cash equivalents, end of period	$ 5,595		$ 8,669		$ 3,804

[1]	Includes $7.5 billion of goodwill and asset impairment charges related to our phone business, as well as $2.5 billion of integration and restructuring expenses, primarily costs associated with our restructuring plans, which decreased fiscal year 2015 net income by $10.0 billion and diluted EPS by $1.15.
[2]	Includes a tax provision adjustment recorded in the fourth quarter of fiscal year 2014 related to adjustments to prior years' liabilities for intercompany transfer pricing which decreased net income by $458 million and diluted EPS by $0.05.